Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2023
Accounts and notes receivable, net
Accounts and notes receivable, net

7. Accounts and notes receivable, net

Accounts and notes receivable, net consist of the following:

	As of December 31
	2022	2023
	RMB	RMB

Accounts and notes receivable	2,944,355	4,011,265
Allowance for credit losses	(692,722)	(723,655)
Accounts and notes receivable, net	2,251,633	3,287,610

The movement of the allowances for credit losses is as follows:

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of the year	(556,360)	(650,888)	(692,722)
Provision	(596,908)	(454,168)	(387,196)
Write-offs	502,380	412,334	356,263
Balance at end of the year	(650,888)	(692,722)	(723,655)